EQUITY (Details 3) - Entity [Domain] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
EQUITY
Income from continuing operations before income taxes	$ 28,415	$ 47,476	$ 5,626
Interest expense	(82,537)	(85,767)	(72,604)
Tax (expense) benefit	(13,027)	(17,512)	(661)
Net income	15,388	31,141	$ 6,171
Pension and Post-Retirement Obligations | Amount Reclassified from AOCI
EQUITY
Prior service credit	494	637
Actuarial gain (loss)	543	(3,652)
Income from continuing operations before income taxes	1,037	(3,015)
Tax (expense) benefit	(400)	1,172
Net income	637	(1,843)
Loss on cash flow hedges | Amount Reclassified from AOCI
EQUITY
Interest expense	(2,050)	(5,875)
Tax (expense) benefit	781	1,934
Net income	$ (1,269)	$ (3,941)